Commitments - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Jul. 27, 2012	Apr. 30, 2016 MWh	Feb. 28, 2010	Dec. 31, 2018 USD ($) T	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Guaranteed loans of certain subsidiaries					$ 29,331,000,000	$ 1,493,000,000	$ 29,601,000,000	$ 1,506,000,000
Liabilities secured by property, machinery and equipment					$ 0		$ 0
Self-insured health care benefits						62,000,000		$ 64,000,000	$ 69,000,000
Bottom of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance				$ 23,000
Bottom of range [member] | Employees [Member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance				$ 100,000
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Combined volume allocate to TEG and other energy producer | T				950,000
Stop-loss limits value under medical assistance				$ 400,000
Top of range [member] | Employees [Member]
Disclosure of Commitments and Contingencies [Line Items]
Stop-loss limits value under medical assistance				$ 2,500,000
International Business Machines Corporation [member]
Disclosure of Commitments and Contingencies [Line Items]
Strategic agreement period	10-year
Ventikas [member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period		20 years
Estimated annual cost						25,000,000
Combined generation capacity | MWh		252
EURUS [member]
Disclosure of Commitments and Contingencies [Line Items]
Acquired energy usage period			20 years
Estimated annual cost						71,000,000
Installed capacity			250 MW
Termoelectrica del Golfo [member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost						132,000,000
Combined volume allocate to TEG and other energy producer | T				1,200,000
CEMEX Ostzement GmbH [member]
Disclosure of Commitments and Contingencies [Line Items]
Estimated annual cost						$ 15,000,000